Stockholders' Equity - Long-term Incentive Plan (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 29, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Nov. 23, 2021
Restricted stock units, granted						626,268
Equity-based compensation		$ 793,793	$ 0	$ 2,173,171	$ 924,438	$ 924,438
Unrecognized compensation cost		$ 5,401,374		$ 5,401,374
LTIP
Shares reserved for issuance or sale							1,802,273
Equity-based compensation						$ 263,648
Weighted Average Remaining Life, Stock Awards						2 years 4 months 6 days
Share Price, Stock Awards						$ 10.00
Unrecognized compensation cost						$ 5,999,032
LTIP | Maximum
Vesting period						3 years
LTIP | Minimum
Vesting period						2 years
LTIP | Members of management
Restricted stock units, granted	443,269
LTIP | Members of the Board.
Restricted stock units, granted	182,999